Summary of Significant Accounting Policies, Office Properties and Equipment (FY) (Details)	12 Months Ended
Dec. 31, 2019
Office Buildings and Improvements [Member] | Minimum [Member]
Office Properties and Equipment [Abstract]
Useful life	10 years
Office Buildings and Improvements [Member] | Maximum [Member]
Office Properties and Equipment [Abstract]
Useful life	40 years
Furniture, Fixtures and Equipment [Member] | Minimum [Member]
Office Properties and Equipment [Abstract]
Useful life	3 years
Furniture, Fixtures and Equipment [Member] | Maximum [Member]
Office Properties and Equipment [Abstract]
Useful life	10 years